Capital Structure and Financial Matters - Changes in Share Capital (Details) $ in Thousands																														1 Months Ended								12 Months Ended
	Dec. 21, 2023 DKK (kr) shares	Dec. 04, 2023 DKK (kr) shares	Nov. 30, 2023 DKK (kr) shares	Nov. 21, 2023 DKK (kr) shares	Nov. 16, 2023 DKK (kr) shares	Nov. 15, 2023 DKK (kr) shares	Nov. 01, 2023 DKK (kr) shares	Oct. 02, 2023 DKK (kr) shares	Sep. 27, 2023 DKK (kr) shares	Sep. 26, 2023 DKK (kr) shares	Sep. 22, 2023 DKK (kr) shares	Jul. 18, 2023 DKK (kr) shares	Jun. 06, 2023 DKK (kr) shares	Mar. 24, 2023 DKK (kr) shares	Feb. 13, 2023 DKK (kr) shares	Feb. 09, 2023 DKK (kr) shares	Feb. 07, 2023 DKK (kr) shares	Jan. 24, 2023 DKK (kr) shares	Jan. 20, 2023 DKK (kr) shares	Jan. 05, 2023 DKK (kr) shares	Jan. 04, 2023 DKK (kr) shares	Dec. 29, 2022 DKK (kr) shares	Dec. 05, 2022 DKK (kr) shares	Oct. 20, 2022 DKK (kr) shares	Oct. 17, 2022 DKK (kr) shares	Oct. 13, 2022 DKK (kr) shares	Jun. 07, 2022 DKK (kr) shares	Nov. 09, 2021 DKK (kr) shares	Feb. 09, 2021 DKK (kr) shares	Sep. 30, 2023 DKK (kr) shares	Jun. 30, 2023 DKK (kr) shares	May 31, 2023 DKK (kr) shares	Sep. 30, 2022 DKK (kr) shares	Aug. 31, 2022 DKK (kr) shares	Jun. 30, 2022 DKK (kr) shares	Apr. 30, 2022 DKK (kr) shares	Nov. 30, 2021 DKK (kr) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 DKK (kr) shares	Dec. 31, 2022 DKK (kr) shares	Dec. 31, 2021 DKK (kr) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 DKK (kr) shares
Share Capital
Share capital | $																																						$ (4,729)	$ 8,303	$ 32,437				$ 7,038
Issuance of shares for cash | $																																						9,168	428	57,609
Share Capital
Share Capital
Share capital																																						5,899	3,886	3,755	kr 37,898,000	kr 24,139,000	kr 23,204,000	$ 2,648	kr 16,198,000
Issuance of shares for cash	kr 9,727,000	kr 66,000	kr 24,000		kr 77,000	kr 19,000	kr 50,000	kr 55,000	kr 46,000	kr 52,000	kr 54,000	kr 11,000	kr 862,000	kr 16,000	kr 43,000	kr 1,004,000	kr 96,000		kr 259,000	kr 94,000					kr 26,000	kr 23,000	kr 429,000	kr 3,943,000	kr 3,000,000								kr 63,000	$ 2,013	$ 70	$ 1,107
Exercised warrants | kr																							kr 43,000	kr 65,000						kr 11,000			kr 11,000			kr 54,000
Share Capital | Share warrants exercise tranche one member
Share Capital
Issuance of shares for cash | kr				kr 44,000														kr 80,000			kr 187,000	kr 4,000
Exercised warrants | kr																															kr 150,000	kr 135,000		kr 92,000	kr 92,000
Share Capital | Share warrants exercise tranche two member
Share Capital
Issuance of shares for cash | kr				kr 21,000														kr 72,000			kr 448,000
Exercised warrants | kr																															kr 5,000	kr 51,000		kr 41,000	38,000
Share Capital | Share warrants exercise tranche three member
Share Capital
Exercised warrants | kr																																			kr 17,000
Ordinary Shares
Number of Ordinary Shares
Share capital																																						37,897,780	24,139,413	23,203,808	37,897,780	24,139,413	23,203,808	16,198,668	16,198,668
Capital increase (in shares)	9,726,898	65,724	24,316		77,119	19,387	50,281	54,829	45,807	51,750	54,099	11,348	861,614	16,280	42,808	1,003,802	96,271		259,407	94,278				64,601	26,396	23,405	428,572
Increase in shares through issuance of shares																												3,942,856	3,000,000								62,284
Exercise warrants (in shares)																							42,633							10,836			10,836			54,072
Share Capital
Share capital | kr																																									kr 37,897,780
Ordinary Shares | Share warrants exercise tranche one member
Number of Ordinary Shares
Capital increase (in shares)				43,950														79,657			186,584	4,450
Exercise warrants (in shares)																															150,000	134,730		92,313	92,313
Ordinary Shares | Share warrants exercise tranche two member
Number of Ordinary Shares
Capital increase (in shares)				21,136														71,678			447,829
Exercise warrants (in shares)																															4,824	51,125		41,085	37,665
Ordinary Shares | Share warrants exercise tranche three member
Number of Ordinary Shares
Exercise warrants (in shares)																																			17,264